PROVISIONS AND CONTINGENCIES - Labor provisions and contingencies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	4.00%
Increased import duty (as a percent)	28
Provision for Universal Telecommunications Services Fund	R$ 4,694,276	R$ 4,399,325
Provision under fund for Technological Development of Telecommunications	790,057	764,655
Provision for Telecommunications Inspection Fund	2,017,422	2,744,617
Amount of fine imposed by ANATEL lawsuit	199,075
Interest and correction amount on fine imposed by ANATEL lawsuit	499,415	485,828
Payment of SMP burden loss	R$ 599,000
Minimum
PROVISIONS AND CONTINGENCIES
Import duty (as a percent)	11.00%
Labor
PROVISIONS AND CONTINGENCIES
Provisions	R$ 486,955	499,710
Possible losses	1,364,562	1,435,790
Tax
PROVISIONS AND CONTINGENCIES
Provisions	2,147,369	1,799,252
Federal	744,588	622,246
State	842,905	625,019
Municipal	36,794	37,506
FUST	523,082	514,481
Possible losses	30,248,600	29,368,422
Federal	2,964,490	3,257,998
State	19,163,608	17,447,000
Municipal	618,747	754,827
FUST, FUNTTEL and FISTEL	7,501,755	7,908,597
Civil
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	935,971	871,951
Possible losses	2,119,701	3,374,200
Supplement of share proceedings	130,163	290,993
Relating to failure to supply services and/or products sold	367,334	240,810
Civil proceedings of a non-consumer nature	438,474	340,148
Daily fine in case of noncompliance	R$ 10
Percentage of charge on interconnection services	2.00%
Regulatory
PROVISIONS AND CONTINGENCIES
Provisions - probable losses	R$ 1,986,244	1,207,331
Possible losses	R$ 4,545,365	R$ 5,617,806